Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Schedule of Changes in Lease Liabilities

Changes in the balance of lease liabilities are presented below:

	Balance at 12.31.2018	Adoption of IFRS 16	Additions (new contracts)	Payment of principal and interest (*)	Unwinding of discount	Foreign exchange gains and losses	Cumulative translation adjustment (CTA)	Transfer to assets and liabilities held for sale	Balance at 06.30.2019
In Brazil	185	5,628	526	(622)	194	(12)	32	(189)	5,742
Abroad	—	20,947	791	(1,652)	591	(101)	142	(958)	19,760

Total	185	26,575	1,317	(2,274)	785	(113)	174	(1,147)	25,502

Schedule of Lease Arrangements

A maturity schedule of the lease arrangements (nominal amounts) is are set out as follows:

Maturity	2019	2020	2021	2022	2023	2024 onwards	Total
Balance at June 30, 2019	3,152	5,655	4,669	3,329	2,574	15,158	34,537